Capital structure and financial items - Financial risks - Cash and cash equivalents and financial reserves (Details) kr in Millions	Dec. 31, 2025 DKK (kr)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 DKK (kr)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 DKK (kr)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 DKK (kr)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash at bank	kr 26,464		kr 15,655		kr 14,392		kr 12,653
Marketable securities	498		10,653		15,838
Undrawn committed credit facility	24,401		22,380		11,552
Undrawn bridge facility	7,469		6,341		0
Borrowings	(10,681)		(11,775)		(5,431)
Financial reserves	kr 48,151		kr 43,254		kr 36,351
EUR Undrawn committed credit facility
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maximum borrowing capacity | €		€ 3,267,000,000		€ 3,000,000,000		€ 1,550,000,000